Income and Excise Taxes - Schedule of Net Decrease in Net Assets from Operations Taxable Income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net increase (decrease) in net assets resulting from operations		$ (74)	$ 406,116	$ 94,039
Net unrealized losses (gains) on investments and foreign currency transactions		310	(54,072)	(20,526)
Income not currently taxable			(4,749)	(277)
Income for tax but not book			809	0
Expenses not currently deductible			10,739	3,868
Taxable income		$ 236	358,843	77,104
Dividend income from preferred equity	$ 0		$ 4,134	$ 277